Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 37,980
2023	49,005
2024	53,588
2025	56,860
2026	57,534
Thereafter	366,330
Total future minimum payments	621,297
Minimum payments related to leases that have not yet commenced	(52,837)
Minimum payments related to variable lease payments, including non-lease components	(256,709)
Imputed interest	(49,227)
Total lease liabilities	262,524
Offices
Lessee, Lease, Description [Line Items]
2022	33,778
2023	43,739
2024	48,480
2025	52,098
2026	53,127
Thereafter	321,285
Total future minimum payments	552,507
Minimum payments related to leases that have not yet commenced	(52,837)
Minimum payments related to variable lease payments, including non-lease components	(223,393)
Imputed interest	(44,707)
Total lease liabilities	231,570
Warehouses and Commercial Spaces
Lessee, Lease, Description [Line Items]
2022	4,202
2023	5,266
2024	5,108
2025	4,762
2026	4,407
Thereafter	45,045
Total future minimum payments	68,790
Minimum payments related to leases that have not yet commenced	0
Minimum payments related to variable lease payments, including non-lease components	(33,316)
Imputed interest	(4,520)
Total lease liabilities	$ 30,954